Stock Option Plan - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense	$ 891	$ 21
General and administrative [Member]
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense	765	7
Research and development [Member]
Schedule of Stock Compensation Expense [Line Items]
Stock compensation expense	$ 126	$ 14